SHARE-BASED COMPENSATION (Schedule of RSU activity) (Details) - RSU's	6 Months Ended
Jun. 30, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at beginning of period	332,542
Granted	201,000
Vested	0
Forfeited	(40,500)
Unvested at end of period	493,042